Interest rate benchmark reform	12 Months Ended
Dec. 31, 2022
Disclosure of financial instruments by type of interest rate [abstract]
Interest rate benchmark reform	Interest rate benchmark reform
Following the financial crisis, the reform and replacement of benchmark interest rates such as LIBOR has been a priority for global regulators. As a result, the UK’s Financial Conduct Authority (FCA) and other global regulators instructed market participants to prepare for the cessation of most LIBOR rates after the end of 2021, and to adopt “Risk-Free Rates” (RFRs).
Pursuant to FCA announcements during 2021, panel bank submissions for all GBP, JPY, EUR and CHF LIBOR tenors ceased after 31 December 2021. For USD, certain actively used tenors will continue to be provided until end June 2023 in their current form, however in line with the US banking regulators’ joint statement, Barclays ceased issuing or entering into new contracts that use USD LIBOR as a reference rate from 31 December 2021, other than in relation to those allowable use cases set out under the FCA's prohibition notice (ref 21A). These include, amongst others, market making in support of client activity; or transactions that reduce or hedge Barclays' or any client of Barclays' USD LIBOR exposure on contracts entered into before 1 January 2022.
The Barclays Bank Group’s exposure to rates subject to benchmark interest rate reform has been predominantly to GBP, USD, JPY and CHF LIBOR and Euro Overnight Index Average (EONIA) in addition to the GBP LIBOR ICE Swap Rate, JPY LIBOR Tokyo Swap Rate and USD LIBOR ICE Swap Rate, with the vast majority concentrated in derivatives within the Global Markets business. Some additional exposure exists on floating rate loans and advances, repurchase and securities lending agreements and debt securities held and issued within the Corporate and Investment Bank. Following transition activity in late 2021 and early 2022, almost all GBP LIBOR, GBP LIBOR ICE Swap Rate, JPY LIBOR and JPY LIBOR Tokyo Swap Rate and CHF LIBOR and EONIA positions (“2021 scope”) have transitioned onto RFRs and while there are a number of benchmarks yet to cease, the Barclays Bank Group's risk exposure is now mainly to USD LIBOR and the USD LIBOR ICE Swap Rate.
There are key differences between IBORs and RFRs. IBORs are ‘term rates’, which means that they are published for a borrowing period (for example three months) and they are ‘forward-looking’, because they are published at the beginning of a borrowing period, based upon an estimated inter-bank borrowing cost for the period. RFRs are based upon overnight rates from actual transactions and are therefore published after the end of the overnight borrowing period. Furthermore, IBORs include term and credit risk premiums. Therefore, to transition existing contracts and agreements to RFRs, adjustments for term and credit differences may need to be applied to RFR-linked rates. The methodologies for these adjustments have been determined through in-depth consultations by industry working groups, on behalf of the respective global regulators and related market participants.
How the Barclays Group is managing the transition to alternative benchmark rates
Barclays has established a Group-wide LIBOR Transition Programme. The Transition Programme spans all business lines and has cross-functional governance which includes Legal, Compliance, Conduct Risk, Risk and Finance. The Transition Programme aims to drive strategic execution and identify, manage and resolve key risks and issues as they arise. Barclays continues to provide quarterly updates on progress and exposures to the PRA/FCA and other regulators as required.
The Transition Programme follows a risk-based approach, using recognised ‘change delivery’ control standards. Accountable Executives are in place within key working groups and workstreams, with overall Board oversight delegated to the Board Risk Committee.
Approaches to USD LIBOR and USD LIBOR ICE Swap Rate exposure transition vary by product and nature of counterparty. The Group has engaged with counterparties to transition or include robust fallback provisions where not already agreed in contracts with maturities after June 2023, when USD LIBOR and the USD LIBOR ICE Swap Rate will either cease to be published or cease to be published, in their current form. Any fallback provision will provide the relevant replacement rate, in the case of the ISDA 2020 IBOR Fallbacks Protocol this is the RFR plus a credit adjustment spread. For bilateral derivative exposure, adherence to the relevant ISDA Fallback Protocols have provided Barclays with an efficient mechanism to amend outstanding trades to incorporate fallbacks. Beyond the ISDA 2020 IBOR Fallbacks Protocol and the ISDA 2021 Fallbacks Protocol, another option has been to bilaterally amend terms with counterparties. Derivative contracts facing central clearing counterparties (CCP) will follow a market-wide, standardised approach to reform through a series of CCP-led conversions, similar to those used for GBP, JPY and CHF LIBOR and EONIA.
GBP and JPY LIBOR ceased to be published in their original form from the end of 2021 and synthetic versions of GBP and JPY LIBOR have been made available for a limited period of time. This is to help mitigate the risk of widespread disruption to legacy LIBOR contracts which had not transitioned by end 2021, when the GBP and JPY panel bank submissions ended. The FCA has reiterated that any synthetic LIBOR tenors are only a bridge to give time to transition to appropriate alternative RFRs and not a permanent solution. Barclays continues to monitor, assess and limit the reliance on synthetic LIBOR.
On 29 September 2022 the FCA announced that the 1- and 6- month synthetic GBP LIBOR tenors would cease immediately after 31 March 2023 and confirmed that the synthetic JPY LIBOR tenors would cease permanently at the end of 2022.
On 23 November 2022 the FCA announced that the 3-month synthetic GBP LIBOR tenor will cease at the end of March 2024 and that the overnight and 12-month USD LIBOR tenors will cease at the end of June 2023. The FCA also proposed that the 1-, 3- and 6-month USD LIBOR tenors should be published under a synthetic methodology for a temporary period until the end of September 2024. A final decision from the FCA is expected by early in the second quarter of 2023.
US Federal legislation (the Adjustable Interest Rate (LIBOR) Act) has been enacted which provides a solution for contracts governed under US law which reference USD LIBOR but do not have adequate fallbacks. The effect of this legislation on in scope agreements will be to deem all references to USD LIBOR to the replacement Secured Overnight Financing Rate (SOFR) with the additional benefit of statutory contract continuity and safe harbour protection. This contrasts with the legislation implemented in the UK which provides for statutory contract continuity with safe harbour protection only for the administrator and could expose market participants to additional litigation risk.
Progress made during 2022
During 2022, the Barclays Bank Group delivered technology and business process changes required to ensure operational readiness in preparation for transitions to RFRs for those benchmark rates ceasing at the end of June 2023; these included new RFR product capabilities and alternatives to LIBOR across loans, bonds, repurchase and securities lending transactions and derivatives. Barclays continued to monitor and address its unremediated exposure to 2021 scope; noting that this exposure, excluding secondary traded loans and bonds, was reduced to £2.0bn gross notional as at 31 December 2022, which accounts for less than 0.2% of baseline exposure for 2021 scope. Of this, £1.2bn relates to undrawn lending facilities with £1.1bn of this made up of syndicated loans where transition is led by a third-party agent. The remaining £0.8bn is predominantly made up of bilateral derivatives without appropriate fallbacks. Work is ongoing with clients and agents, as appropriate, to address the outstanding unremediated exposures. Barclays is now focused on transition of legacy positions related to USD LIBOR and the USD LIBOR ICE Swap Rate (and other in-scope IBORs) and remains on track to meet the associated industry deadlines. In the first half of 2022, Barclays successfully transitioned all uncommitted USD LIBOR lending exposures.

Risks to which the Barclays Bank Group is exposed as a result of the transition
Global regulators and central banks in the UK, US, EU and APAC have been driving international efforts to reform key benchmark interest rates and indices, such as LIBOR, which are used to determine the amounts payable under a wide range of transactions and make them more reliable and robust. These benchmark reforms have resulted in significant changes to the methodology and operation of certain benchmarks and indices, the adoption of RFRs, the discontinuation of certain reference rates (including LIBOR), and the introduction of implementing legislation and regulations.
Notwithstanding these developments, given the unpredictable consequences of benchmark reform, any of these developments could have an adverse impact on market participants, including the Barclays Bank Group, in respect of any financial instruments linked to, or referencing, any of these benchmark interest rates.
Uncertainty associated with such potential changes include :
•the availability and/or suitability of alternative RFRs
•the participation of customers and third-party market participants in the transition process
•challenges with respect to required documentation changes
•impact of legislation to deal with ‘certain legacy’ contracts that cannot convert into RFRs or add RFR fallbacks language before cessation of the benchmark they reference
This uncertainty may adversely affect a broad range of transactions (securities, loans, derivatives, repurchase and securities lending transactions which use LIBOR or any other affected benchmark to determine the amount of interest payable (that are included in the Barclays Group’s financial assets and liabilities)) that use these reference rates and indices, and present a number of risks for the Barclays Group, including, but not limited to:
•Conduct risk: in undertaking actions to transition away from using certain reference rates (such as LIBOR) to new alternative RFRs, the Barclays Bank Group faces conduct risks. These may lead to customer complaints, regulatory sanctions or reputational impact if the Barclays Bank Group is considered to be (among other things) (i) undertaking market activities that are manipulative or create a false or misleading impression, (ii) misusing sensitive information or not identifying or appropriately managing or mitigating conflicts of interest, (iii) providing customers with inadequate advice, misleading information, unsuitable products or unacceptable service, (iv) not taking a consistent approach to remediation for customers in similar circumstances, (v) unduly delaying the communication and migration activities in relation to client exposure, leaving them insufficient time to prepare, or (vi) colluding or inappropriately sharing information with competitors.
•Litigation risk: members of the Barclays Bank Group may face legal proceedings, regulatory investigations and/or other actions or proceedings regarding (among other things) (i) the conduct risks identified above, (ii) the interpretation and enforceability of provisions in LIBOR-based contracts, and (iii) the Barclays Bank Group’s preparation and readiness for the replacement of LIBOR with alternative RFRs.
•Financial risk: the valuation of certain of the Barclays Bank Group’s financial assets and liabilities may change. Moreover, transitioning to alternative RFRs may impact the ability of members of the Barclays Bank Group to calculate and model amounts receivable by them on certain financial assets and determine the amounts payable on certain financial liabilities (such as debt securities issued by them) because certain alternative RFRs (such as the SONIA and SOFR) are look-back rates whereas term rates (such as LIBOR) allow borrowers to calculate at the start of any interest period exactly how much is payable at the end of such interest period. This may have a material adverse effect on the Barclays Bank Group’s cash flows.
•Pricing risk: changes to existing reference rates and indices, discontinuation of any reference rate or indices and transition to alternative RFRs may impact the pricing mechanisms used by the Barclays Bank Group on certain transactions.
•Operational risk: changes to existing reference rates and indices, discontinuation of any reference rate or index and transition to alternative RFRs may require changes to the Barclays Bank Group’s IT systems, trade reporting infrastructure, operational processes, and controls. In addition, if any reference rate or index (such as LIBOR) is no longer available to calculate amounts payable, the Barclays Bank Group may incur additional expenses in amending documentation for new and existing transactions and/or effecting the transition from the original reference rate or index to a new reference rate or index.
•Accounting risk: an inability to apply hedge accounting in accordance with IAS 39 could lead to increased volatility in the Barclays Bank Group’s financial results and performance.
Any of these factors may have a material adverse effect on the Barclays Bank Group’s business, results of operations, financial condition, prospects and reputation. While a number of the above risks in relation to transition of legacy 2021 scope onto RFRs have been substantially mitigated, they remain relevant in relation to USD and related LIBOR transitions.
The Barclays Bank Group does not expect material changes to its risk management approach and strategy as a result of interest rate benchmark reform.
The following tables summarise USD LIBOR and USD LIBOR ICE Swap Rate non-derivatives exposures due to mature post 30 June 2023, when USD LIBOR and the USD LIBOR ICE Swap Rate will either cease to be published or cease to be published, in its current form:

USD LIBOR	2022	2021
	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	8,659	15,801
Reverse repurchase agreements and other similar secured lending	—	186
Financial assets at fair value through the income statement	4,282	8,538
Financial assets at fair value through other comprehensive income	—	—
Non-derivative financial assets	12,941	24,525
Non-derivative financial liabilities
Debt securities in issue	(2,493)	—
Subordinated liabilities	(344)	(3,774)
Financial liabilities designated at fair value	(1,740)	(212)
Non-derivative financial liabilities	(4,577)	(3,986)
Equity
Other equity instruments	(295)	(3,062)
Standby facilities, credit lines and other commitments[a]	68,118	42,767
Note
a.For year ended 2021, multi currency loan facilities are reported in the currency which needs to be remediated first, which were mainly non-USD. As non-USD rates transitioned, this has resulted in a corresponding increase in USD LIBOR exposure for year ended 2022 as USD LIBOR exposure is yet to transition.
Balances reported at amortised cost are disclosed at their gross carrying value and do not include any provisions for expected credit losses that may be held against them.
The following tables summarise USD LIBOR and USD LIBOR ICE Swap Rate derivative exposures due to mature post 30 June 2023:

USD LIBOR	2022	2021
	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	2,594,268	2,283,077
OTC interest rate derivatives - cleared by central counterparty	2,119,420	2,211,729
Exchange traded interest rate derivatives	337,535	466,339
OTC foreign exchange derivatives	84	461,680
OTC equity and stock index derivatives	1,261	9,949
Derivative notional contract amount	5,052,568	5,432,774
Derivatives are reported by using the notional contract amount.
As at 31 December 2022 the Barclays Bank Group also had £9bn (2021: £9bn) of Barclays issued debt retained by the Barclays Bank Group, impacted by the interest rate benchmark reform, in USD LIBOR.
Fallback clauses
The USD LIBOR and USD LIBOR ICE Swap Rate derivative exposures as at 31 December 2022 have been broken up into those with robust fallbacks and those without. Fallbacks here are defined as any mechanism involving a ‘switch’ or ‘hardwire’ or a contractual agreement to automatically transition to an agreed rate. The most commonly used market solutions to incorporate fallback provisions into certain legacy non-cleared derivative agreements are the ISDA Fallbacks Protocols, namely the ISDA 2020 IBOR Fallbacks Protocol and the ISDA 2021 Fallbacks Protocol published in October 2020. Market participants who have adhered to the relevant ISDA Fallbacks Protocol agree, between adhering parties, that their legacy non-cleared contracts will be amended to include the relevant fallback provisions.
The following table presents a breakdown of USD LIBOR and USD LIBOR ICE Swap Rate non-derivative exposures with robust fallbacks in place and those without as at 31 December 2022:

USD LIBOR	With robust fallback clause	Without robust fallback clause
As at 31 December 2022	£m	£m
Non-derivative financial assets
Loans and advances at amortised cost	7,770	889
Financial assets at fair value through the income statement	4,282	—
Non-derivative financial assets	12,052	889
Non-derivative financial liabilities
Debt securities in issue	(2,493)	—
Subordinated liabilities	—	(344)
Financial liabilities designated at fair value	(1,740)	—
Non-derivative financial liabilities	(4,233)	(344)
Equity
Other equity instruments	—	(295)
Standby facilities, credit lines and other commitments	64,632	3,486
The following table presents a breakdown of USD LIBOR and USD LIBOR ICE Swap Rate derivative exposures with robust fallbacks in place and those without as at 31 December 2022:

USD LIBOR	With appropriate fallback clause	Without appropriate fallback clause
As at 31 December 2022	£m	£m
Derivative notional contract amount
OTC interest rate derivatives	2,538,218	56,050
OTC interest rate derivatives - cleared by central counterparty	2,119,420	—
Exchange traded interest rate derivatives	337,535	—
OTC foreign exchange derivatives	84	—
OTC equity and stock index derivatives	770	491
Derivative notional contract amount	4,996,027	56,541
The majority of USD LIBOR and USD LIBOR ICE Swap Rate exposures are already covered by fallbacks as a result of the 2020 ISDA IBOR Fallbacks Protocol and the June 2022 Benchmark Module of the ISDA 2021 Fallbacks Protocol which relevant Barclays entities have adhered to.